Exploration and Evaluation Assets (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	$ 7,687.3	$ 7,687.3
End of period		7,729.4	$ 7,687.3
Impairment reversal	1,540.9
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	23,526.1	23,526.1
End of period		22,466.2	23,526.1
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	48.8	48.8	86.4
Acquisitions through business combinations		28.0	18.6
Additions		134.2	57.8
Dispositions		(10.9)	(5.4)
Transfers to property, plant and equipment		(80.8)	(57.5)
Amortization		(15.2)	(51.0)
Foreign exchange		0.1	(0.1)
End of period		104.2	48.8
Impairment reversal		0.0	0.0
Exploration and evaluation assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	1,613.3	1,613.3	1,736.1
End of period		1,453.4	1,613.3
Exploration and evaluation assets | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	$ (1,564.5)	(1,564.5)	(1,649.7)
End of period		$ (1,349.2)	$ (1,564.5)